Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 13,181	$ 5,970
Compensation payable	9,209	8,056
Other liabilities	2,491	3,464
Taxes payable	362	277
Trade and other payables	$ 25,243	$ 17,767